Inventories	12 Months Ended
Apr. 30, 2024
Classes of current inventories [abstract]
Inventories

6. Inventories

As at April 30, 2024, the Company holds 2,511,271 pounds U3O8 (April 30, 2023: 1,548,068 pounds U3O8). The carrying value of $187,090 (April 30, 2023: $85,561) includes the Company's entitlement of the uranium production from the McArthur River mine for the Company's royalty in-kind.